Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
2/28/23 (Unaudited)

COMMON STOCKS (87.7%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Trade Desk, Inc. (The) Class A(NON)	123	$6,883

		6,883
Aerospace and defense (1.4%)
BAE Systems PLC (United Kingdom)	1,292	13,944
Boeing Co. (The)(NON)	19	3,829
Dassault Aviation SA (France)	13	2,236
General Dynamics Corp.	194	44,215
HEICO Corp.	26	4,305
Lockheed Martin Corp.	6	2,846
Northrop Grumman Corp.	39	18,100
Raytheon Technologies Corp.	227	22,266
TransDigm Group, Inc.	25	18,597

		130,338
Agriculture (0.5%)
Archer-Daniels-Midland Co.	50	3,980
Corteva, Inc.	705	43,915

		47,895
Airlines (0.4%)
Copa Holdings SA Class A (Panama)(NON)	133	12,283
Delta Air Lines, Inc.(NON)	121	4,639
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	1,829	7,887
Southwest Airlines Co.	460	15,446

		40,255
Automotive (2.0%)
BYD Co., Ltd. Class H (China)	500	13,431
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	5	603
Ford Motor Co.	298	3,597
General Motors Co.	1,166	45,171
Genuine Parts Co.	19	3,360
Porsche Automobil Holding SE (Preference) (Germany)	35	1,989
Stellantis NV (Italy)	887	15,496
Tesla, Inc.(NON)	392	80,639
United Rentals, Inc.	37	17,336
Volkswagen AG (Preference) (Germany)	92	12,558

		194,180
Banking (5.6%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	3,794	10,782
Alinma Bank (Saudi Arabia)	2,740	21,477
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,324	18,104
Bank Central Asia Tbk PT (Indonesia)	18,800	10,785
Bank Leumi Le-Israel BM (Israel)	1,140	8,859
Bank Mandiri Persero Tbk PT (Indonesia)	26,500	17,213
Bank of America Corp.	898	30,801
Bank of New York Mellon Corp. (The)	86	4,376
Barclays PLC (United Kingdom)	2,366	4,967
Citigroup, Inc.	1,346	68,229
Comerica, Inc.	58	4,066
DBS Group Holdings, Ltd. (Singapore)	500	12,684
DNB Bank ASA (Norway)	49	980
East West Bancorp, Inc.	46	3,506
Fifth Third Bancorp	116	4,211
Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,831	32,429
ICICI Bank, Ltd. (India)	4,771	49,354
Israel Discount Bank, Ltd. Class A (Israel)	712	3,374
JPMorgan Chase & Co.	705	101,062
KeyCorp	129	2,359
Lloyds Banking Group PLC (United Kingdom)	24,517	15,485
Mizrahi Tefahot Bank, Ltd. (Israel)	115	3,418
National Australia Bank, Ltd. (Australia)	764	15,405
Nordea Bank ABP (Finland)	944	11,952
PNC Financial Services Group, Inc. (The)	109	17,213
Popular, Inc. (Puerto Rico)	61	4,355
State Street Corp.	88	7,804
UBS Group AG (Switzerland)	389	8,440
Umpqua Holdings Corp.	226	3,991
Wells Fargo & Co.	804	37,603
Wintrust Financial Corp.	22	2,027

		537,311
Beverage (1.3%)
Carlsberg A/S Class B (Denmark)	11	1,554
Coca-Cola Co. (The)	1,452	86,409
Coca-Cola HBC AG (Italy)	248	6,337
Diageo PLC (United Kingdom)	215	9,143
Keurig Dr Pepper, Inc.	347	11,989
PepsiCo, Inc.	77	13,362

		128,794
Biotechnology (1.1%)
Amgen, Inc.	17	3,938
Exelixis, Inc.(NON)	244	4,168
Illumina, Inc.(NON)	11	2,191
Incyte Corp.(NON)	158	12,163
Regeneron Pharmaceuticals, Inc.(NON)	42	31,938
Swedish Orphan Biovitrum AB (Sweden)(NON)	41	944
Vertex Pharmaceuticals, Inc.(NON)	170	49,349

		104,691
Broadcasting (—%)
Warner Bros Discovery, Inc.(NON)	262	4,092

		4,092
Building materials (—%)
Owens Corning	47	4,596

		4,596
Cable television (0.4%)
Altice USA, Inc. Class A(NON)	700	2,772
Charter Communications, Inc. Class A(NON)	33	12,131
Comcast Corp. Class A	451	16,764
Liberty Media Corp.-SiriusXM Series A(NON)	124	4,016

		35,683
Chemicals (1.3%)
Ashland Global Holdings, Inc.	41	4,173
CF Industries Holdings, Inc.	262	22,503
Dow, Inc.	82	4,690
DuPont de Nemours, Inc.	193	14,095
Eastman Chemical Co.	104	8,861
Hansol Chemical Co., Ltd. (South Korea)	41	6,319
Nitto Denko Corp. (Japan)	100	6,022
OCI NV (Netherlands)	121	4,018
Olin Corp.	77	4,447
PPG Industries, Inc.	100	13,206
Sherwin-Williams Co. (The)	82	18,151
Shin-Etsu Chemical Co., Ltd. (Japan)	100	14,062

		120,547
Commercial and consumer services (3.0%)
ADT, Inc.	454	3,423
Automatic Data Processing, Inc.	18	3,957
Booking Holdings, Inc.(NON)	33	83,292
Booz Allen Hamilton Holding Corp.	44	4,168
Centre Testing International Group Co., Ltd. Class A (China)	3,102	10,006
Cintas Corp.	28	12,277
CoStar Group, Inc.(NON)	166	11,730
Expedia Group, Inc.(NON)	338	36,832
Gartner, Inc.(NON)	93	30,486
Jardine Matheson Holdings, Ltd. (Hong Kong)	100	4,951
Mastercard, Inc. Class A	117	41,568
PayPal Holdings, Inc.(NON)	146	10,746
Toast, Inc. Class A(NON)	212	4,011
Verisk Analytics, Inc.	200	34,222

		291,669
Communications equipment (0.2%)
arista Networks, Inc.(NON)	31	4,300
Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,917	10,608

		14,908
Computers (6.3%)
Apple, Inc.	2,861	421,728
Cisco Systems, Inc./Delaware	853	41,302
Dropbox, Inc. Class A(NON)	180	3,672
Fortinet, Inc.(NON)	73	4,339
Fujitsu, Ltd. (Japan)	100	12,866
MongoDB, Inc.(NON)	111	23,257
MSCI, Inc.	33	17,231
NetApp, Inc.	68	4,389
Pure Storage, Inc. Class A(NON)	127	3,625
RingCentral, Inc. Class A(NON)	121	3,998
Smartsheet, Inc. Class A(NON)	149	6,559
Snowflake, Inc. Class A(NON)	26	4,014
Synopsys, Inc.(NON)	141	51,290
Zscaler, Inc.(NON)	34	4,459

		602,729
Conglomerates (0.6%)
3M Co.	33	3,555
AMETEK, Inc.	173	24,490
General Electric Co.	53	4,490
Marubeni Corp. (Japan)	1,100	14,056
Mitsui & Co., Ltd. (Japan)	400	11,254

		57,845
Construction (0.5%)
Compagnie de Saint-Gobain (France)	263	15,630
CRH PLC (Ireland)	386	18,136
Eiffage SA (France)	62	6,818
TopBuild Corp.(NON)	31	6,435

		47,019
Consumer (0.4%)
LVMH Moet Hennessy Louis Vuitton SA (France)	41	34,134
Pandora A/S (Denmark)	78	7,380

		41,514
Consumer finance (1.1%)
American Express Co.	45	7,830
Capital One Financial Corp.	240	26,179
Discover Financial Services	260	29,120
SLM Corp.	290	4,170
Synchrony Financial	101	3,607
Visa, Inc. Class A	165	36,290

		107,196
Consumer goods (1.5%)
Colgate-Palmolive Co.	53	3,885
Estee Lauder Cos., Inc. (The) Class A	60	14,583
L'Oreal SA (France)	47	18,602
Procter & Gamble Co. (The)	617	84,874
Ulta Beauty, Inc.(NON)	5	2,594
Unilever PLC (United Kingdom)	303	15,089

		139,627
Consumer services (1.2%)
Airbnb, Inc. Class A(NON)	47	5,794
DoorDash, Inc. Class A(NON)	69	3,772
JD.com, Inc. Class A (China)	469	10,428
JD.com, Inc. ADR (China)	39	1,733
MercadoLibre, Inc. (Brazil)(NON)	11	13,420
Netflix, Inc.(NON)	52	16,751
Pinduoduo, Inc. ADR (China)(NON)	131	11,493
Uber Technologies, Inc.(NON)	1,475	49,059

		112,450
Containers (0.1%)
Ball Corp.	147	8,263

		8,263
Distribution (0.1%)
ITOCHU Corp. (Japan)	100	2,988
US Foods Holding Corp.(NON)	61	2,289

		5,277
Electric utilities (1.6%)
AES Corp. (The)	152	3,751
Ameren Corp.	195	16,128
American Electric Power Co., Inc.	46	4,047
Constellation Energy Corp.	394	29,507
Dominion Energy, Inc.	78	4,338
DTE Energy Co.	35	3,840
Duke Energy Corp.	41	3,865
E.ON SE (Germany)	1,294	14,142
Edison International	61	4,039
Enel SpA (Italy)	878	4,926
Eversource Energy	54	4,069
Exelon Corp.	434	17,530
FirstEnergy Corp.	102	4,033
Fortum OYJ (Finland)	339	5,160
NextEra Energy, Inc.	55	3,907
PPL Corp.	67	1,814
Public Service Enterprise Group, Inc.	68	4,109
RWE AG (Germany)	293	12,454
Southern Co. (The)	62	3,910
WEC Energy Group, Inc.	44	3,901
Xcel Energy, Inc.	60	3,874

		153,344
Electrical equipment (0.8%)
Allegion PLC (Ireland)	37	4,170
ASSA ABLOY AB Class B (Sweden)	124	3,015
Emerson Electric Co.	46	3,805
Fortive Corp.	375	24,998
Honeywell International, Inc.	88	16,851
KEI Industries, Ltd. (India)	439	8,642
Legrand SA (France)	143	13,203
Prysmian SpA (Italy)	125	4,806

		79,490
Electronics (4.7%)
Advanced Micro Devices, Inc.(NON)	378	29,703
Agilent Technologies, Inc.	22	3,123
Broadcom, Inc.	72	42,789
E Ink Holdings, Inc. (Taiwan)	1,000	6,333
Hamamatsu Photonics KK (Japan)	100	4,918
Hoya Corp. (Japan)	100	9,891
Keysight Technologies, Inc.(NON)	28	4,479
Lattice Semiconductor Corp.(NON)	173	14,698
LEENO Industrial, Inc. (South Korea)	71	8,680
nVent Electric PLC (United Kingdom)	104	4,767
NVIDIA Corp.	568	131,867
NXP Semiconductors NV	37	6,604
Qualcomm, Inc.	613	75,724
Samsung Electronics Co., Ltd. (South Korea)	1,023	46,714
Shenzhen Inovance Technology Co., Ltd. Class A (China)	800	8,438
Sinbon Electronics Co., Ltd. (Taiwan)	1,000	9,782
STMicroelectronics NV (France)	341	16,344
TDK Corp. (Japan)	300	10,052
Thales SA (France)	70	9,781
Trimble Inc.(NON)	36	1,874
Vontier Corp.	244	6,385

		452,946
Energy (oil field) (—%)
Schlumberger, Ltd.	77	4,097

		4,097
Energy (other) (—%)
Enphase Energy, Inc.(NON)	21	4,421

		4,421
Entertainment (0.1%)
Live Nation Entertainment, Inc.(NON)	143	10,305

		10,305
Environmental (—%)
Tetra Tech, Inc.	31	4,244

		4,244
Financial (0.9%)
3i Group PLC (United Kingdom)	603	11,776
Ally Financial, Inc.	158	4,748
Apollo Global Management, Inc.	148	10,493
Carlyle Group, Inc. (The)	568	19,539
Eurazeo SE (France)	20	1,347
Intercontinental Exchange, Inc.	42	4,276
KB Financial Group, Inc. (South Korea)	349	13,523
MGIC Investment Corp.	421	5,793
Nasdaq, Inc.	71	3,980
Partners Group Holding AG (Switzerland)	12	11,335

		86,810
Food (1.4%)
Albertsons Cos., Inc. Class A	188	3,737
China Mengniu Dairy Co., Ltd. (China)	4,000	17,581
CK Hutchison Holdings, Ltd. (Hong Kong)	1,500	8,957
Coles Group, Ltd. (Australia)	644	7,872
Conagra Brands, Inc.	113	4,114
Dino Polska SA (Poland)(NON)	114	9,520
Hershey Co. (The)	102	24,309
Kesko Oyj Class B (Finland)	127	2,762
Kraft Heinz Co. (The)	103	4,011
Mondelez International, Inc. Class A	60	3,911
Nestle SA (Switzerland)	127	14,296
Shoprite Holdings, Ltd. (South Africa)	859	10,405
Sodexo SA (France)	38	3,525
Sumber Alfaria Trijaya Tbk PT (Indonesia)	46,700	8,880
WH Group, Ltd. (Hong Kong)	6,000	3,484
Yakult Honsha Co., Ltd. (Japan)	100	6,816

		134,180
Forest products and packaging (0.2%)
Sealed Air Corp.	85	4,133
WestRock Co.	116	3,642
Weyerhaeuser Co.(R)	308	9,625

		17,400
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	498	12,216
Boyd Gaming Corp.	71	4,624
La Francaise des Jeux SAEM (France)	44	1,739

		18,579
Health care services (3.2%)
AmerisourceBergen Corp.	25	3,889
Apollo Hospitals Enterprise, Ltd. (India)	234	12,453
Bio-Rad Laboratories, Inc. Class A(NON)	13	6,212
bioMerieux (France)	23	2,252
Cardinal Health, Inc.	53	4,013
Cigna Corp.	124	36,220
CVS Health Corp.	627	52,380
Elevance Health, Inc.	79	37,104
Ginkgo Bioworks Holdings, Inc.(NON)	2,558	3,760
HCA Healthcare, Inc.	60	14,607
Humana, Inc.	48	23,761
IQVIA Holdings, Inc.(NON)	59	12,300
Max Healthcare Institute, Ltd. (India)(NON)	2,357	12,142
McKesson Corp.	75	26,236
Medibank Private, Ltd. (Australia)	500	1,123
Molina Healthcare, Inc.(NON)	9	2,478
Teladoc Health, Inc.(NON)	152	4,026
UnitedHealth Group, Inc.	117	55,685

		310,641
Homebuilding (0.4%)
NVR, Inc.(NON)	2	10,347
PulteGroup, Inc.	380	20,775
Toll Brothers, Inc.	125	7,493

		38,615
Industrial (0.5%)
Carrier Global Corp.	106	4,773
Johnson Controls International PLC	620	38,887

		43,660
Insurance (2.9%)
AIA Group, Ltd. (Hong Kong)	2,000	21,190
Allianz SE (Germany)	24	5,638
American Financial Group, Inc.	31	4,157
American International Group, Inc.	894	54,632
Assured Guaranty, Ltd.	182	11,359
Aviva PLC (United Kingdom)	1,335	7,155
AXA SA (France)	503	15,859
Berkshire Hathaway, Inc. Class B(NON)	66	20,142
Brown & Brown, Inc.	73	4,093
Chubb, Ltd.	22	4,642
Corebridge Financial, Inc.	235	4,752
Equitable Holdings, Inc.	613	19,260
Gjensidige Forsikring ASA (Norway)	64	1,136
Japan Post Holdings Co., Ltd. (Japan)	1,600	14,219
Marsh & McLennan Cos., Inc.	25	4,054
MetLife, Inc.	527	37,802
NN Group NV (Netherlands)	26	1,052
Ping An Insurance Group Co. of China, Ltd. Class H (China)	2,500	16,984
Reinsurance Group of America, Inc.	30	4,334
Sampo Oyj Class A (Finland)	249	12,115
Unum Group	89	3,965
W.R. Berkley Corp.	56	3,707
Zurich Insurance Group AG (Switzerland)	11	5,213

		277,460
Investment banking/Brokerage (1.5%)
Affiliated Managers Group, Inc.	28	4,463
Ameriprise Financial, Inc.	71	24,344
Charles Schwab Corp. (The)	526	40,986
Deutsche Bank AG (Germany)	118	1,472
Goldman Sachs Group, Inc. (The)	137	48,176
Industrivarden AB Class A (Sweden)	77	2,117
Investor AB Class B (Sweden)	764	14,756
L E Lundbergforetagen AB Class B (Sweden)	22	1,020
SEI Investments Co.	34	2,049
Virtu Financial, Inc. Class A	219	4,025

		143,408
Lodging/Tourism (0.5%)
H World Group, Ltd. ADR (China)	350	16,580
Hilton Worldwide Holdings, Inc.	87	12,572
Indian Hotels Co., Ltd. (India)	3,015	11,325
Marriott International, Inc./MD Class A	22	3,723
Wyndham Hotels & Resorts, Inc.	55	4,236

		48,436
Machinery (0.6%)
Caterpillar, Inc.	48	11,498
Cummins, Inc.	14	3,403
Deere & Co.	17	7,127
Ingersoll Rand, Inc.	244	14,169
Mitsubishi Heavy Industries, Ltd. (Japan)	200	7,366
Otis Worldwide Corp.	53	4,485
Spirax-Sarco Engineering PLC (United Kingdom)	44	6,171

		54,219
Manufacturing (0.3%)
Eaton Corp. PLC	24	4,198
GEA Group AG (Germany)	107	4,710
ITT, Inc.	46	4,181
Nordson Corp.	16	3,514
Parker Hannifin Corp.	14	4,926
Textron, Inc.	88	6,383

		27,912
Media (0.2%)
FactSet Research Systems, Inc.	11	4,560
Universal Music Group NV (Netherlands)	543	12,830
Walt Disney Co. (The)(NON)	44	4,383

		21,773
Medical technology (2.2%)
Abbott Laboratories	744	75,680
Boston Scientific Corp.(NON)	91	4,252
Danaher Corp.	122	30,199
Edwards Lifesciences Corp.(NON)	56	4,505
GE HealthCare Technologies, Inc.(NON)	29	2,204
Hologic, Inc.(NON)	45	3,584
IDEXX Laboratories, Inc.(NON)	15	7,099
Intuitive Surgical, Inc.(NON)	38	8,717
Medtronic PLC	143	11,840
Mettler-Toledo International, Inc.(NON)	3	4,301
Olympus Corp. (Japan)	400	6,738
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	200	9,047
Sonic Healthcare, Ltd. (Australia)	364	7,876
Sonova Holding AG (Switzerland)	27	6,610
Thermo Fisher Scientific, Inc.	41	22,212
Waters Corp.(NON)	14	4,352

		209,216
Metals (1.1%)
Alcoa Corp.	104	5,090
Anglo American PLC (London Exchange) (United Kingdom)	312	10,810
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	218	7,566
BHP Group, Ltd. (ASE Exchange) (Australia)	130	3,974
BHP Group, Ltd. (London Exchange) (Australia)	51	1,546
BlueScope Steel, Ltd. (Australia)	511	6,572
Freeport-McMoRan, Inc. (Indonesia)	697	28,556
Glencore PLC (United Kingdom)	2,226	13,228
Nucor Corp.	31	5,191
Reliance Steel & Aluminum Co.	21	5,205
Rio Tinto PLC (United Kingdom)	142	9,735
South32, Ltd. (Australia)	952	2,781
Vale Indonesia Tbk PT (Indonesia)(NON)	9,400	4,217

		104,471
Miscellaneous (0.1%)
Hangzhou Tigermed Consulting Co., Ltd. Class H (China)	1,000	11,535

		11,535
Natural gas utilities (0.2%)
China Resources Gas Group, Ltd. (China)	2,600	10,967
National Guel Gas co.	73	4,181
Tokyo Gas Co., Ltd. (Japan)	300	5,790

		20,938
Oil and gas (3.9%)
APA Corp.	110	4,222
BP PLC (United Kingdom)	3,375	22,286
Cheniere Energy, Inc.	180	28,321
Chevron Corp.	25	4,019
ConocoPhillips	237	24,494
Equinor ASA (Norway)	373	11,384
Exxon Mobil Corp.	1,015	111,559
Marathon Oil Corp.	969	24,370
Marathon Petroleum Corp.	304	37,574
Occidental Petroleum Corp.	68	3,982
OMV AG (Austria)	61	2,968
PetroChina Co., Ltd. Class H (China)	26,000	13,273
Range Resources Corp.	169	4,553
Reliance Industries, Ltd. (India)	816	22,915
Repsol SA (Spain)	387	6,116
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	629	19,110
Shell PLC (London Exchange) (United Kingdom)	434	13,176
Targa Resources Corp.	24	1,778
Valero Energy Corp.	155	20,418

		376,518
Pharmaceuticals (4.9%)
AbbVie, Inc.	200	30,780
AstraZeneca PLC (United Kingdom)	281	36,709
AstraZeneca PLC ADR (United Kingdom)	285	18,576
Bristol-Myers Squibb Co.	524	36,135
Dexcom, Inc.(NON)	107	11,878
Eli Lilly and Co.	252	78,427
Ipsen SA (France)	20	2,286
Johnson & Johnson	87	13,334
Lonza Group AG (Switzerland)	12	7,122
Merck & Co., Inc.	932	99,017
Merck KGaA (Germany)	67	12,706
Novartis AG (Switzerland)	283	23,808
Novo Nordisk A/S Class B (Denmark)	212	30,004
Ono Pharmaceutical Co., Ltd. (Japan)	400	8,159
Pfizer, Inc.	594	24,099
Roche Holding AG (Switzerland)	85	24,499
Sanofi (France)	98	9,176
Sun Pharmaceutical Industries, Ltd. (India)	701	8,108

		474,823
Power producers (0.3%)
NRG Energy, Inc.	516	16,920
Vistra Corp.	661	14,535

		31,455
Publishing (0.1%)
New York Times Co. (The) Class A	100	3,850
Wolters Kluwer NV (Netherlands)	17	1,968

		5,818
Railroads (0.6%)
CSX Corp.	1,001	30,520
Union Pacific Corp.	140	29,020

		59,540
Real estate (1.7%)
AvalonBay Communities, Inc.(R)	24	4,140
Brixmor Property Group, Inc.(R)	348	7,879
Camden Property Trust(R)	33	3,787
CBRE Group, Inc. Class A(NON)	59	5,023
CK Asset Holdings, Ltd. (Hong Kong)	1,142	7,156
Country Garden Services Holdings Co., Ltd. (China)	3,000	5,561
Equity Lifestyle Properties, Inc.(R)	56	3,837
Equity Residential(R)	70	4,376
Gaming and Leisure Properties, Inc.(R)	361	19,451
Goodman Group (Australia)(R)	832	11,091
Healthpeak Properties, Inc.(R)	681	16,385
Jones Lang LaSalle, Inc.(NON)	25	4,362
Life Storage, Inc.(R)	30	3,616
Mitsubishi Estate Co., Ltd. (Japan)	900	11,188
Mitsui Fudosan Co., Ltd. (Japan)	100	1,906
National Retail Properties, Inc.	90	4,079
Nomura Real Estate Holdings, Inc. (Japan)	100	2,223
Phoenix Mills, Ltd. (The) (India)	360	6,023
Prologis, Inc.(R)	36	4,442
Public Storage(R)	14	4,185
Regency Centers Corp.(R)	65	4,089
Sekisui Chemical Co., Ltd. (Japan)	100	1,340
Simon Property Group, Inc.(R)	115	14,040
Vicinity, Ltd. (Australia)(R)	3,058	4,192
Vornado Realty Trust(R)	362	7,160

		161,531
Regional Bells (0.3%)
AT&T, Inc.	1,449	27,401

		27,401
Restaurants (0.3%)
Chipotle Mexican Grill, Inc.(NON)	9	13,420
McDonald's Corp.	17	4,486
McDonald's Holdings Co. (Japan), Ltd. (Japan)	100	3,959
Wendy's Co. (The)	91	1,998

		23,863
Retail (5.0%)
Amazon.com, Inc.(NON)	1,573	148,224
Autonation, Inc.(NON)	29	3,959
AutoZone, Inc.(NON)	17	42,271
Bath & Body Works, Inc.	101	4,128
BJ's Wholesale Club Holdings, Inc.(NON)	137	9,836
Casey'S General Stores, Inc.	10	2,080
Costco Wholesale Corp.	69	33,408
Home Depot, Inc. (The)	41	12,158
Industria de Diseno Textil SA (Spain)	479	14,712
JD Sports Fashion PLC (United Kingdom)	3,927	8,536
Koninklijke Ahold Delhaize NV (Netherlands)	441	13,993
Li Ning Co., Ltd. (China)	2,000	17,190
Lowe's Cos., Inc.	22	4,527
Lululemon Athletica, Inc. (Canada)(NON)	59	18,243
Macy's, Inc.	205	4,194
Moncler SpA (Italy)	100	6,093
Nike, Inc. Class B	198	23,520
O'Reilly Automotive, Inc.(NON)	38	31,544
Tapestry, Inc.	100	4,351
Target Corp.	70	11,795
TJX Cos., Inc. (The)	55	4,213
WalMart de Mexico (Walmex) SAB de CV (Mexico)	6,646	26,190
Walmart, Inc.	240	34,112

		479,277
Semiconductor (1.6%)
Applied Materials, Inc.	170	19,746
ASM International NV (Netherlands)	2	681
ASML Holding NV (Netherlands)	14	8,600
Faraday Technology Corp. (Taiwan)	2,000	12,036
KLA Corp.	15	5,691
Lam Research Corp.	12	5,832
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6,000	99,468

		152,054
Shipping (0.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	4	9,320
International Container Terminal Services, Inc. (Philippines)	3,770	13,643
Kongsberg Gruppen ASA (Norway)	33	1,373
Nippon Yusen (Japan)	300	7,782
United Parcel Service, Inc. Class B	25	4,562

		36,680
Software (6.3%)
Adobe, Inc.(NON)	112	36,283
Atlassian Corp. Class A(NON)	82	13,475
Autodesk, Inc.(NON)	24	4,769
Cadence Design Systems, Inc.(NON)	408	78,719
Dassault Systemes SE (France)	225	8,689
Intuit, Inc.	61	24,838
Manhattan Associates, Inc.(NON)	24	3,450
Microsoft Corp.	1,255	313,023
Okta, Inc.(NON)	59	4,206
Oracle Corp.	471	41,166
ROBLOX Corp. Class A(NON)	148	5,423
Square Enix Holdings Co., Ltd. (Japan)	200	8,906
Tata Consultancy Services, Ltd. (India)	822	32,911
TIS, Inc. (Japan)	200	4,954
Totvs SA (Brazil)	2,181	11,369
Wix.com, Ltd. (Israel)(NON)	135	12,222
Workday, Inc. Class A(NON)	24	4,451

		608,854
Staffing (0.2%)
ManpowerGroup, Inc.	42	3,565
Recruit Holdings Co., Ltd. (Japan)	500	13,492

		17,057
Technology services (6.0%)
Accenture PLC Class A	284	75,417
Alibaba Group Holding, Ltd. (China)(NON)	1,777	19,527
Alphabet, Inc. Class A(NON)	1,562	140,674
Alphabet, Inc. Class C(NON)	661	59,688
DocuSign, Inc.(NON)	81	4,969
eBay, Inc.	891	40,897
GoDaddy, Inc. Class A(NON)	52	3,937
Leidos Holdings, Inc.	115	11,163
Meituan Class B (China)(NON)	1,090	18,833
Meta Platforms, Inc. Class A(NON)	515	90,094
Palo Alto Networks, Inc.(NON)	156	29,386
Pinterest, Inc. Class A(NON)	112	2,812
Roku, Inc.(NON)	60	3,881
Salesforce, Inc.(NON)	70	11,453
SCSK Corp. (Japan)	200	2,908
Spotify Technology SA (Sweden)(NON)	51	5,931
Tencent Holdings, Ltd. (China)	1,200	52,730
Zebra Technologies Corp. Class A(NON)	14	4,204

		578,504
Telecommunications (1.2%)
American Tower Corp.(R)	241	47,720
Crown Castle, Inc.(R)	32	4,184
Samsung SDI Co., Ltd. (South Korea)	37	19,410
SBA Communications Corp.(R)	16	4,150
T-Mobile US, Inc.(NON)	163	23,176
Telstra Group, Ltd. (Australia)	4,169	11,662

		110,302
Telephone (0.4%)
KDDI Corp. (Japan)	400	11,710
Verizon Communications, Inc.	792	30,738

		42,448
Textiles (0.4%)
Capri Holdings, Ltd.(NON)	86	4,263
Hermes International (France)	9	16,281
Shenzhou International Group Holdings, Ltd. (China)	1,400	15,363

		35,907
Tobacco (0.8%)
British American Tobacco PLC (United Kingdom)	33	1,249
Imperial Brands PLC (United Kingdom)	491	11,833
Philip Morris International, Inc.	643	62,564

		75,646
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	200	12,358
Nintendo Co., Ltd. (Japan)	300	11,235

		23,593
Transportation services (0.1%)
Deutsche Post AG (Germany)	303	12,858

		12,858
Trucks and parts (0.1%)
Allison Transmission Holdings, Inc.	85	4,038
Aptiv PLC(NON)	43	5,000
LKQ Corp.	72	4,125

		13,163
Waste Management (0.2%)
Republic Services, Inc.	24	3,094
Waste Connections, Inc.	74	9,910
Waste Management, Inc.	29	4,343

		17,347

Total common stocks (cost $5,693,568)		$8,426,501

INVESTMENT COMPANIES (1.2%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	995	$47,113
iShares MSCI Taiwan ETF (Taiwan)	139	6,073
SPDR S&P 500 ETF Trust	127	50,325
SPDR S&P MidCap 400 ETF Trust	15	7,121

Total investment companies (cost $107,553)		$110,632

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	5	$6,317
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	7	8,117

Total convertible preferred stocks (cost $12,000)		$14,434

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$261.50	$23,042	$166	$42

Total purchased options outstanding (cost $2,988)				$42

SHORT-TERM INVESTMENTS (11.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	Shares	388,069	$388,069
U.S. Treasury Bills 4.530%, 3/2/23		$300,000	299,965
U.S. Treasury Bills 4.491%, 3/16/23		200,000	199,627
U.S. Treasury Bills 4.480%, 3/9/23		123,000	122,877
U.S. Treasury Bills 4.000%, 4/4/23(SEG)		97,000	96,584

Total short-term investments (cost $1,107,126)			$1,107,122
TOTAL INVESTMENTS

Total investments (cost $6,923,235)			$9,658,731

	FORWARD CURRENCY CONTRACTS at 2/28/23 (aggregate face value $4,748,726) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/19/23	$112,162	$113,446	$(1,284)
		New Taiwan Dollar	Buy	5/17/23	33,527	35,631	(2,104)
		Swiss Franc	Sell	3/15/23	465,703	475,652	9,949
	Citibank, N.A.
		Chinese Yuan (Offshore)	Sell	5/17/23	246,223	251,009	4,786
		Danish Krone	Sell	3/15/23	88,171	87,075	(1,096)
		Japanese Yen	Buy	5/17/23	333,334	349,265	(15,931)
	Goldman Sachs International
		Euro	Sell	3/15/23	26,251	26,300	49
	HSBC Bank USA, National Association
		British Pound	Sell	3/15/23	391,978	398,221	6,243
		Chinese Yuan (Offshore)	Buy	5/17/23	317,312	326,717	(9,405)
		Euro	Sell	3/15/23	135,280	136,708	1,428
		South African Rand	Buy	4/19/23	29,772	30,515	(743)
		Swedish Krona	Buy	3/15/23	27,454	27,642	(188)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	4/19/23	117,082	120,466	3,384
		Hong Kong Dollar	Buy	5/17/23	8,562	8,583	(21)
		Norwegian Krone	Sell	3/15/23	5,955	7,036	1,081
		Singapore Dollar	Buy	5/17/23	12,187	12,499	(312)
		South Korean Won	Buy	5/17/23	32,428	32,402	26
	Morgan Stanley & Co. International PLC
		Swiss Franc	Buy	3/15/23	478,356	480,529	(2,173)
	NatWest Markets PLC
		British Pound	Buy	3/15/23	557,286	558,773	(1,487)
		Japanese Yen	Sell	5/17/23	107,067	110,789	3,722
		Swedish Krona	Sell	3/15/23	136,448	136,604	156
	State Street Bank and Trust Co.
		British Pound	Sell	3/15/23	230,639	234,487	3,848
		Euro	Buy	3/15/23	132,422	132,128	294
		Hong Kong Dollar	Sell	5/17/23	21,380	21,392	12
		Swedish Krona	Buy	3/15/23	112,101	112,839	(738)
	Toronto-Dominion Bank
		Canadian Dollar	Buy	4/19/23	107,711	110,123	(2,412)
	UBS AG
		Canadian Dollar	Sell	4/19/23	120,029	121,015	986
		Danish Krone	Buy	3/15/23	78,129	78,912	(783)
	WestPac Banking Corp.
		Japanese Yen	Sell	5/17/23	206,115	211,968	5,853

	Unrealized appreciation						41,817

	Unrealized (depreciation)						(38,677)

	Total						$3,140
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	6	$617,071	$613,980	Mar-23	$(15,888)
MSCI Emerging Markets Index (Short)	12	580,348	577,740	Mar-23	32,164
Russell 2000 Index E-Mini (Long)	5	474,248	474,775	Mar-23	21,849
S&P 500 Index E-Mini (Long)	2	397,015	397,550	Mar-23	(11,549)

Unrealized appreciation					54,013

Unrealized (depreciation)					(27,437)

Total					$26,576

WRITTEN OPTIONS OUTSTANDING at 2/28/23 (premiums $2,150) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$281.60	$23,042	$166	$24

Total				$24

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,611,092.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund*	$2,600,000	$419,694	$2,631,625	$54,557	$388,069

	Total Short-term investments	$2,600,000	$419,694	$2,631,625	$54,557	$388,069
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $96,573.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.9%
	China	2.9
	United Kingdom	2.7
	Japan	2.4
	France	1.8
	India	1.7
	Taiwan	1.4
	Switzerland	1.0
	South Korea	1.0
	Australia	1.0
	Germany	0.8
	Indonesia	0.7
	Mexico	0.6
	Denmark	0.5
	Hong Kong	0.5
	Other	4.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	As of the close of the reporting period, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At the close of the reporting period, the fund had net asset position of $22,631 and net liability position of $19,473 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $0 and may include amounts related to unsettled agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$205,898	$131,434	$—
Capital goods	314,543	64,093	—
Communication services	173,052	42,782	—
Conglomerates	32,535	25,310	—
Consumer cyclicals	935,442	242,394	—
Consumer staples	481,530	202,765	—
Energy	273,808	111,228	—
Financials	891,850	421,866	—
Health care	877,609	221,762	—
Miscellaneous	—	11,535	—
Technology	1,985,345	424,650	—
Transportation	96,470	52,863	—
Utilities and power	152,298	53,439	—

Total common stocks	6,420,380	2,006,121	—
Convertible preferred stocks	—	14,434	—
Investment companies	110,632	—	—
Purchased options outstanding	—	42	—
Short-term investments	—	1,107,122	—

Totals by level	$6,531,012	$3,127,719	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$3,140	$—
Futures contracts	26,576	—	—
Written options outstanding	—	(24)	—

Totals by level	$26,576	$3,116	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$50
Written equity option contracts (contract amount)	$50
Futures contracts (number of contracts)	60
Forward currency contracts (contract amount)	$4,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com